Senior Secured Promissory Note and Debt Cancellation Agreement with PCCU (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Sep. 30, 2025	Mar. 01, 2025	Mar. 29, 2023
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Debt instrument, face amount		$ 10.7	$ 14.5
Debt instrument, interest rate, effective percentage		4.25%
Outstanding debt	$ 10.7
Series B Convertible Preferred Stock [Member]
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Preferred stock par values	$ 800
Preferred Stock [Member] | Series B Convertible Preferred Stock [Member] | Partner Colorado Credit Union [Member]
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Conversion of shares	13,436
Warrant [Member] | Partner Colorado Credit Union [Member]
DisclosureSeniorSecuredPromissoryNoteAndDebtCancellationAgreementWithPCCULineItems [Line Items]
Debt conversion shares issued	865,200